Annual Total Returns [BarChart] - First Trust Preferred Securities and Income ETF - First Trust Preferred Securities and Income ETF	Mar. 01, 2021
Bar Chart Table:
2014	10.93%
2015	6.18%
2016	6.46%
2017	11.37%
2018	(4.71%)
2019	17.57%
2020	6.50%